Stockholders' Equity - Reverse Stock Split - Additional Information (Detail)	May 02, 2018 $ / shares shares	Nov. 06, 2017 $ / shares shares	Jul. 21, 2016 $ / shares shares	Jul. 19, 2016 shares	Mar. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares
Stockholders Equity Note [Line Items]
Reverse stock split ratio		0.0029	0.0625
Number of fractional shares were issued in connected with the reverse stock split			0
Common stock, par value (in dollars per share) | $ / shares			$ 0.01		$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)				170,000,000	500,000,000	500,000,000	500,000,000
Reverse stock split		1:350
Minimum [Member]
Stockholders Equity Note [Line Items]
Reverse stock split ratio				0.1
Maximum [Member]
Stockholders Equity Note [Line Items]
Reverse stock split ratio				0.05
OTCQB [Member]
Stockholders Equity Note [Line Items]
Reverse stock split ratio		0.0029
Number of fractional shares were issued in connected with the reverse stock split		0
Common stock, par value (in dollars per share) | $ / shares		$ 0.01
Subsequent Event [Member]
Stockholders Equity Note [Line Items]
Reverse stock split ratio	0.002
Reverse stock split	1:500
Subsequent Event [Member] | OTCQB [Member]
Stockholders Equity Note [Line Items]
Reverse stock split ratio	0.0020
Number of fractional shares were issued in connected with the reverse stock split	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Reverse stock split	1:500